Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost:
Balance	$ 380	$ 380	$ 253
Additions			127
Amortized cost	380	380	380
hCDR1 [Member]
Cost:
Balance	380	380	253
Additions			127
Amortized cost	$ 380	$ 380	$ 380